INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Inventory
	December 31, 2022	December 31, 2021
Process material stockpiles	$2,788	$1,083
Concentrate inventory	1,617	2,467
Materials and supplies	1,855	1,629
	$6,260	$5,179